Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)		6 Months Ended			12 Months Ended
		Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Sep. 30, 2022 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (0.26)	¥ (1.88)	¥ (0.18)	$ (0.23)	¥ (1.56)	¥ (1.71)	¥ (3.10)
Diluted	[1]	93,058,197	93,058,197	61,785,466	93,058,197	93,058,197	61,827,883	61,827,883

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.